EQUITY INFORMATION (Details)	3 Months Ended
Sep. 30, 2025 shares Vote $ / shares
EQUITY INFORMATION
Number of own shares repurchased	2,165,638
Number of votes for each ordinary share | Vote	1
Equity compensation plan
EQUITY INFORMATION
Number of total converted options outstanding	3,389,224
Ordinary shares
EQUITY INFORMATION
Number of shares authorized	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	63,478,813
Number of shares outstanding	63,478,813
Preference shares
EQUITY INFORMATION
Number of shares authorized	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0